Insurance-Related Accounts - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Liability for Future Policy Benefit, by Product Segment [Line Items]
Combined amounts of statutory net equity of insurance subsidiaries which is not measured in accordance with U.S. GAAP	¥ 525,976	¥ 502,999
Life insurance revenues	857,766	754,242	¥ 803,549
Non-life insurance revenues	105,497	97,581	93,928
Amortization of deferred insurance acquisition costs charged to income	68,137	36,130	¥ 92,203
Future insurance policy benefits	¥ 5,211,421	¥ 4,823,687
Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rates for future policy benefit based on market conditions and expected investment returns	1.00%
Minimum | Interest Sensitive Whole Life Contracts
Liability for Future Policy Benefit, by Product Segment [Line Items]
Credited interest rates associated with policyholder contract deposits	1.80%
Minimum | Investment Contracts
Liability for Future Policy Benefit, by Product Segment [Line Items]
Credited interest rates associated with policyholder contract deposits	0.01%
Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rates for future policy benefit based on market conditions and expected investment returns	4.50%
Maximum | Interest Sensitive Whole Life Contracts
Liability for Future Policy Benefit, by Product Segment [Line Items]
Credited interest rates associated with policyholder contract deposits	2.00%
Maximum | Investment Contracts
Liability for Future Policy Benefit, by Product Segment [Line Items]
Credited interest rates associated with policyholder contract deposits	6.30%